Operating Lease - Schedule of Maturities of Operating Lease Liabilities (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Maturities of Operating Lease Liabilities [Abstract]
2025	$ 319,157
2026	279,181
2027	14,965
Total lease payments	613,303
Less: interest	46,749
Present value of lease payments	$ 566,554	$ 354,045